Certain Transactions (Details) - Schedule of Other Assets, Noncurrent $ in Thousands	Jun. 30, 2020 USD ($)
Schedule of Other Assets, Noncurrent [Abstract]
Net assets (including cash of $ 981)	$ 1,447
Intangible assets	9,730
Deferred taxes	(3,211)
Goodwill	15,068
Net assets acquired	$ 23,034